Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible assets

14. Intangible assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2024	118,213	15,326	7,617	1,159	142,315
Additions	—	—	1,087	966	2,053
Reclassification	—	782	—	(782)	—
Exchange differences	(10,972)	(1,435)	(687)	(130)	(13,224)
At December 31, 2024	107,241	14,673	8,017	1,213	131,144
Additions	—	3	1,336	1,475	2,814
Reclassification	—	1,061	(20)	(1,041)	—
Exchange differences	21,248	2,919	1,497	259	25,923
At December 31, 2025	128,489	18,656	10,830	1,906	159,881
Accumulated amortization
At January 1, 2024	—	(8,357)	(3,632)	—	(11,989)
Amortization charge	—	(2,493)	(1,598)	—	(4,091)
Impairment	—	(106)	—	—	(106)
Exchange differences	—	873	377	—	1,250
At December 31, 2024	—	(10,083)	(4,853)	—	(14,936)
Amortization charge	—	(2,505)	(1,309)	—	(3,814)
Impairment	—	—	—	(271)	(271)
Exchange differences	—	(2,164)	(945)	(4)	(3,113)
At December 31, 2025	—	(14,752)	(7,107)	(275)	(22,134)
Cost, net accumulated amortization
At December 31, 2024	107,241	4,590	3,164	1,213	116,208
At December 31, 2025	128,489	3,904	3,723	1,631	137,747

Goodwill is in its entirely related to the acquisition of Cereal Base CEBA AB in 2016.

14.1. Test of goodwill impairment

The Chief Executive Officer assesses the operating performance based on the Group’s three operating segments: Europe & International, North America and Greater China. Goodwill is monitored by the Chief Executive Officer at the level of the three operating segments. The goodwill existing as at December 31, 2025 and 2024 is entirely attributable to Europe & International.

The Group tests whether goodwill has suffered any impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performed its annual impairment test as of December 31, 2025 and 2024. For the 2025 and 2024 reporting period, the recoverable amount of the cash-generating unit (“CGU”) was determined based on a value in use calculation, which requires the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.

Cash flows beyond the five-year period are extrapolated using an estimated growth rate of 2.0% (2024: 2.0%). The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used is 9.8% (2024: 10.2%).

The following are key assumptions used in value in use calculations:

•
Long-term EBITDA margin
•
Long-term growth rate
•
Pre-tax discount rate

Management has determined the values assigned to each of the above key assumptions as follows:

•
Long-term EBITDA margin: Based on past performance and management’s expectations for the future when continuing to scale the business.
•
Long-term growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
•
Pre-tax discount rate: Reflect specific risks relating to the relevant segment and the countries in which they operate.

The recoverable amount exceeds the carrying amount of goodwill.

Sensitivity analysis

There are no reasonably possible changes in any of the key assumptions that would have resulted in an impairment of goodwill.